Business overview (Details)	12 Months Ended
Dec. 31, 2021 product item
Overview of Business
Products advanced into clinical development	10
Products which have reached market | product	2
Products in late development stage	3
ZP Holding SPV K/S
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
ZP General Partner 1 ApS
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
Zealand Pharma US Inc.
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
Encycle Therapeutics Inc.
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
ZP SPV 3 K/S
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
ZP General Partner 3 ApS
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
ZP SPV 1 K/S
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
ZP General Partner 2 ApS
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%
Zealand Pharma California US, LLC.
Overview of Business
Ownership interest in subsidiaries (in percentage)	100.00%
Voting rights held in subsidiaries (in percentage)	100.00%